Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net loss for the year	$ (11,280)	$ (12,340)	$ (4,041)
Adjustments for:
Depreciation and amortization	97	89	3
Share based compensation	2,798	5,105	4,159
Revaluation of liability in respect to warrants and pre-funded warrants	(4,036)	(1,166)	(2,732)
Loss from disposal of property and equipment			8
Day 1 loss from issuance of financial instruments	1,659
Financing expenses (income), net	402	(24)	791
Changes in assets and liabilities:
Decrease (increase) in other receivables	19	55	(204)
Increase (decrease) in trade payables	961	459	(16)
Increase in other payables	928	236	493
Net cash used in operating activities	(8,452)	(7,586)	(1,539)
Cash flows from investing activities
Interest received	178	49
Purchase of property, plant and equipment	(29)	(70)	(17)
Redemption of (investment in) short term deposit	3,500	(3,500)
Investment in restricted deposit, net	(3)	(20)
Net cash provided by (used in) investing activities	3,646	(3,541)	(17)
Cash flows from financing activities
Issuance of SAFE instruments			800
Payment in respect of cancellation of options		(96)
Exercise of warrants and options	5	3,870	1,238
Repayment of lease liability	(80)	(79)
Issuance of shares, warrants and pre-funded warrants, net	3,970		9,864
Net cash provided by financing activities	3,895	3,695	11,902
Effects of exchange rate changes on cash and cash equivalents	8	(88)	18
Increase (decrease) in cash and cash equivalents	(903)	(7,520)	10,364
Cash and cash equivalents as at the beginning of the year	3,543	11,063	699
Cash and cash equivalents as of the end of the year	2,640	3,543	11,063
Non-cash activity
Share based payment modification	161
Recognition of right of use assets		306
Exercise of warrants and pre-funded warrants	823	444
Exercise of options			$ 76